Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds II, Inc.
Entity Central Index Key	0001591556
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000136350 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Emerging Markets Fund
Class Name	Class A
Trading Symbol	DGEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Global Emerging Markets Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$61	1.26%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 61	[1]
Expense Ratio, Percent	1.26%	[1],[2]
Net Assets	$ 288,000,000
Holdings Count | Holding	46
Investment Company Portfolio Turnover	20.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$288	46	20.68%

Holdings [Text Block]
Portfolio Holdings (as of 4/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000136351 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Emerging Markets Fund
Class Name	Class C
Trading Symbol	DGECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Global Emerging Markets Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$98	2.01%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 98	[3]
Expense Ratio, Percent	2.01%	[3],[4]
Net Assets	$ 288,000,000
Holdings Count | Holding	46
Investment Company Portfolio Turnover	20.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$288	46	20.68%

Holdings [Text Block]
Portfolio Holdings (as of 4/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000136352 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Emerging Markets Fund
Class Name	Class I
Trading Symbol	DGIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Global Emerging Markets Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$49	1.01%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 49	[5]
Expense Ratio, Percent	1.01%	[5],[6]
Net Assets	$ 288,000,000
Holdings Count | Holding	46
Investment Company Portfolio Turnover	20.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$288	46	20.68%

Holdings [Text Block]
Portfolio Holdings (as of 4/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000136353 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Emerging Markets Fund
Class Name	Class Y
Trading Symbol	DGEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Global Emerging Markets Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.95%*
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.95%	[7]
Net Assets	$ 288,000,000
Holdings Count | Holding	46
Investment Company Portfolio Turnover	20.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$288	46	20.68%

Holdings [Text Block]
Portfolio Holdings (as of 4/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000137218 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Yield Enhancement Strategy Fund
Class Name	Class A
Trading Symbol	DABMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Yield Enhancement Strategy Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.79%*
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[8]
Net Assets	$ 193,000,000
Holdings Count | Holding	5
Investment Company Portfolio Turnover	29.69%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$193	5	29.69%

Holdings [Text Block]	Portfolio Holdings (as of 4/30/25 ) Allocation of Holdings (Based on Net Assets)
C000137215 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Yield Enhancement Strategy Fund
Class Name	Class C
Trading Symbol	DABLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Yield Enhancement Strategy Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$65	1.30%*
*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%	[9]
Net Assets	$ 193,000,000
Holdings Count | Holding	5
Investment Company Portfolio Turnover	29.69%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$193	5	29.69%

Holdings [Text Block]	Portfolio Holdings (as of 4/30/25 ) Allocation of Holdings (Based on Net Assets)
C000137216 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Yield Enhancement Strategy Fund
Class Name	Class I
Trading Symbol	DABKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Yield Enhancement Strategy Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.16%*
*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[10]
Net Assets	$ 193,000,000
Holdings Count | Holding	5
Investment Company Portfolio Turnover	29.69%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$193	5	29.69%

Holdings [Text Block]	Portfolio Holdings (as of 4/30/25 ) Allocation of Holdings (Based on Net Assets)
C000137217 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Yield Enhancement Strategy Fund
Class Name	Class Y
Trading Symbol	DABJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Yield Enhancement Strategy Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$6	0.12%*
*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[11]
Net Assets	$ 193,000,000
Holdings Count | Holding	5
Investment Company Portfolio Turnover	29.69%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 4/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$193	5	29.69%

Holdings [Text Block]	Portfolio Holdings (as of 4/30/25 ) Allocation of Holdings (Based on Net Assets)

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[2]	Annualized.
[3]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[4]	Annualized.
[5]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.